Property and Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,407	$ 2,706	$ 1,535